Segmented Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Information regarding operating, revenues and fixed assets

	Hotel booking	Gingko plantation	Research and development	Totals
Revenue	$305,651	$—	$—	$305,651
Operating loss	$(119,069)	$(143,529)	$(15,692)	$(278,290)
Fixed assets	$—	$52,355	$2,047	$54,402
Construction in progress	$—	$12,884	$—	$12,884
Growing crops	$—	$132,168	$—	$132,168